Document and Entity Information	Jun. 28, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001590895
Document Type	8-K/A
Document Period End Date	Jun. 28, 2024
Entity Registrant Name	CAESARS ENTERTAINMENT, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36629
Entity Tax Identification Number	46-3657681
Entity Address, Address Line One	100 West Liberty Street
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89501
City Area Code	(775)
Local Phone Number	328-0100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.00001 par value
Trading Symbol	CZR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On June 28, 2024, the Board of Directors (the “Board”) of Caesars Entertainment, Inc. (the “Company”) elected Rodney Williams to the Board, effective July 1, 2024, subject to customary regulatory approvals and requirements pending licensure. The election of Mr. Williams was reported under Item 5.02 of the Company’s Current Report on Form 8-K filed with the Securities and Exchange Commission on July 2, 2024 (the “Original Form 8-K”). This Amendment No. 1 to Current Report on Form 8-K amends the Original Form 8-K to disclose that, on July 24, 2024, the Board approved the appointment of Mr. Williams to serve as a member of the Board’s Compensation Committee and Corporate Social Responsibility Committee and approved the appointment of Kim Harris Jones to serve as a member of the Board’s Audit Committee and Corporate Social Responsibility Committee, all such appointments effective October 1, 2024, subject to customary regulatory approvals.